Supplement dated August 1, 2014
to the Summary Prospectuses dated April 30, 2014 for:

FVIT American Funds® Managed Risk Portfolio

FVIT BlackRock Global Allocation Managed Risk Portfolio

FVIT Select Advisor Managed Risk Portfolio

FVIT WMC Research Managed Risk Portfolio

(each, a “Summary Prospectus”)

(Class II Shares)

Effective September 30, 2014, the “Investment Objectives” section of each Summary Prospectus is deleted and replaced with the following:

Investment Objectives:  The Portfolio seeks to provide capital appreciation and income while seeking to manage volatility.

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This Supplement, the Prospectus dated April 30, 2014, the Summary Prospectus dated April 30, 2014, and the Statement of Additional dated April 30, 2014, as supplemented June 27, 2014, provide information that you should know before investing in the Portfolios and should be retained for future reference.  These documents have been filed with the Securities and Exchange Commission and are incorporated herein by reference.  These documents are available upon request and without charge by calling Shareholder Services at 1-877-881-7735.

Please retain this Supplement for future reference.